Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies [Line Items]
Lessee operating lease, expiration year			2028		2027
Rent expense	$ 2.2	$ 2.0	$ 6.4	$ 5.6	$ 7.6	$ 6.7
Office Equipment
Commitments and Contingencies [Line Items]
Lessee operating lease, expiration year			2025		2024